Loans and Borrowings - Additional Information (Details)														1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 06, 2022 EUR (€)	Mar. 02, 2022 EUR (€)	Dec. 22, 2021 shares	Nov. 26, 2021 EUR (€)	Sep. 01, 2021 EUR (€) shares	Jul. 23, 2021 EUR (€)	Jul. 20, 2021 EUR (€)	Jun. 29, 2021 EUR (€)	Jun. 24, 2021 EUR (€) bank	Jun. 20, 2021	Feb. 04, 2021 EUR (€) shares	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Dec. 31, 2014 EUR (€)	Aug. 31, 2021 bond	Mar. 31, 2021 bond	Feb. 28, 2021 bond	Jan. 31, 2021 bond	Jun. 30, 2022 EUR (€) euroPerBond installment oCEANE	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 16, 2025 EUR (€)	Nov. 23, 2021 EUR (€)	Apr. 06, 2021 shares	Mar. 02, 2021 shares	Dec. 23, 2008 EUR (€)
Disclosure of detailed information about borrowings [line items]
Increase Decrease Through Capital Increase																		€ 0		€ 28,268,000	€ 37,064,000
Fee and commission expense																		2,303,000	€ 745,000
Deferred tax liability (asset)																		647,000		602,000
Deferred tax liabilities																		647,000		602,000
Deferred tax assets																		€ 0		0
Number of biannual installments | installment																		2
+ Proceeds from new loans and borrowings net of issue costs																		€ 0	€ 10,905,000
Number of shares issued during period (in shares) | shares			3,985,239
Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Nominal amount of the loan																		€ 56,940,000
BPI FRANCE - IT-DIAB
Disclosure of detailed information about borrowings [line items]
Discounted rate													5.19%
BPI FRANCE - IT-DIAB | Conditional
Disclosure of detailed information about borrowings [line items]
Advances received																										€ 3,229,000
BPI FRANCE - IT-DIAB | Non-repayable
Disclosure of detailed information about borrowings [line items]
Government grants																										€ 3,947,000
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE												6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond												29.60
Aggregate nominal amount												€ 180,000,000										€ 57,000,000
Conversion / exchange premium																	550.00%		100.00%
New O C E AN E shares (in shares) | bond														10,000	216,591	483,330	552,238
Increase Decrease Through Capital Increase	€ 297,812,500	€ 664,578,750			€ 13,750,000						€ 759,327,250
New shares created (in shares) | shares					55,000																			1,191,250	2,658,312
Number of shares issued during period (in shares) | shares											3,037,309
OCEANE | Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE												3,185,821						1,923,662
Nominal value per unit (in EUR per bond) | euroPerBond												29.60						29.60
Effective interest rate												8.80%						8.80%
Nominal amount of the loan												€ 94,300,301.6						€ 56,940,395.2		€ 56,940,000
Conditional advances | BPI FRANCE - IT-DIAB | Additional Payments
Disclosure of detailed information about borrowings [line items]
Maximum amount to be paid if any further amounts to be paid as conditional advance													€ 14,800,000
Pret Garanti Par L etat (PGE) Bancaire
Disclosure of detailed information about borrowings [line items]
Nominal amount of the loan									€ 11,000,000
Number of French banks | bank									4
Debt instrument, initial term (in years)									1 year
Repayment options, up to (in years)									6 years
+ Proceeds from new loans and borrowings net of issue costs								€ 10,919,000
Proportion of loan guaranteed by the French government (in percent)							90.00%
BPI PGE [Member]
Disclosure of detailed information about borrowings [line items]
Nominal amount of the loan							€ 2,000,000
Debt instrument, initial term (in years)										1 year
Repayment options, up to (in years)										6 years
+ Proceeds from new loans and borrowings net of issue costs						€ 1,985,000
Proportion of loan guaranteed by the French government (in percent)							90.00%
Subsidized Loan
Disclosure of detailed information about borrowings [line items]
Nominal amount of the loan																							€ 2,250,000
Debt instrument, initial term (in years)				6 years
+ Proceeds from new loans and borrowings net of issue costs				€ 2,250,000
Convertible loans
Disclosure of detailed information about borrowings [line items]
Convertible bond, yearly interest																		€ 1,993,000